Trade receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivable
Trade receivable - Related party	¥ 1,795	¥ 1,658
Trade receivable - Non-related party	14,883	10,910
Trade Receivables	¥ 16,678	¥ 12,568